Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property Plant And Equipment Abstract
Disclosure of property and equipment [Table Text Block]
				Demonstration	Leased	EV		Leasehold
	Computers	Furniture	Automobiles	Electric Buses	Asset	Equipment	Land	Improvements	Total
Cost
Balance, March 31, 2020	$51,849	$43,058	$94,256	$832,463	$672,151	$691,703	$800,717	$50,016	$3,236,213
Additions	41,223	15,832	150,990	-	-	142,811	600	1,226	352,682
Transfers from inventory	-	-	-	360,679	-	-	-	-	360,679
Transfers to inventory	-	-	-	(102,158)	-	-	-	-	(102,158)
Write down of asset	-	-	-	(45,679)	-	-	-	-	(45,679)
Foreign exchange translation	778	1,989	-	-	-	-	-	-	2,767
Balance, March 31, 2021	$93,850	$60,879	$245,246	$1,045,305	$672,151	$834,514	$801,317	$51,242	$3,804,504
Additions	73,340	16,811	218,829	-	-	220,771	-	49,173	578,924
Transfers from inventory	-	-	-	1,711,951	-	-	-	-	1,711,951
Transfers from finance lease receivables	-	-	-	255,059	-	-	-	-	255,059
Transfers to inventory	-	-	-	(299,538)	-	-	-	-	(299,538)
Foreign exchange translation	44	156	-	-	-	-	-	-	200
Balance, March 31, 2022	$167,234	$77,846	$464,075	$2,712,777	$672,151	$1,055,285	$801,317	$100,415	$6,051,100

Depreciation and impairment losses
Balance, March 31, 2020	$16,924	$17,011	$20,126	$163,675	$625,620	$638,284	$-	$15,044	$1,496,684
Depreciation	20,200	7,576	19,916	65,434	8,410	40,153	-	10,561	172,250
Transfers to inventory	-	-	-	(12,770)	-	-	-	-	(12,770)
Foreign exchange translation	762	1,002	-	-	-	-	-	-	1,764
Balance, March 31, 2021	$37,886	$25,589	$40,042	$216,339	$634,030	$678,437	$-	$25,605	$1,657,928
Depreciation	39,870	9,695	39,259	197,382	33,312	90,919	-	18,020	428,458
Transfers to inventory	-	-	3,600	-	-	-	-	-	3,600
Write down of asset	-	-	-	517,626	-	-	-	-	517,626
Foreign exchange translation	43	128	-	-	-	-	-	-	171
Balance, March 31, 2022	$77,799	$35,412	$82,901	$931,347	$667,342	$769,356	$-	$43,625	$2,607,783

Carrying amounts
As at March 31, 2020	$34,925	$26,047	$74,130	$668,788	$46,531	$53,419	$800,717	$34,972	$1,739,529

As at, March 31, 2021	$55,964	$35,290	$205,204	$828,966	$38,121	$156,077	$801,317	$25,637	$2,146,576

As at, March 31, 2022	$89,435	$42,434	$381,173	$1,781,430	$4,809	$285,930	$801,317	$56,789	$3,443,317